Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 464,400
Lessor, operating lease, payments to be received, two years	369,900
Lessor, operating lease, payments to be received, three years	307,000
Lessor, operating lease, payments to be received, four years	250,800
2024	196,300
Property, plant and equipment, net	1,220,355	$ 1,335,397
Accumulated depreciation	744,258	711,758
Assets leased to others
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	2,800,000	2,900,000
Property, plant and equipment, gross	3,700,000	3,600,000
Accumulated depreciation	$ 889,400	$ 777,900